Trade Payables and Other Current Liabilities (Details) - Schedule of other payable - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Payables and Other Current Liabilities (Details) - Schedule of other payable [Line Items]
Other payable balances (except for advances from customers) denominated currencies	$ 595	$ 353
NIS Unlinked [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of other payable [Line Items]
Other payable balances (except for advances from customers) denominated currencies	63	48
USD [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of other payable [Line Items]
Other payable balances (except for advances from customers) denominated currencies	461	280
Euro [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of other payable [Line Items]
Other payable balances (except for advances from customers) denominated currencies	$ 71	$ 25